Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Receivables for technical service fees from borrowers and financial partners	¥ 11,544		¥ 10,193
Receivables for marketplace service fees from asset management companies	441		262
Receivables for marketplace service fees from insurance companies and others	61		1,815
Receivables for marketplace service fees from risk assessment service customers and others	3,130
Total accounts receivable	15,176		12,270
Provision for credit losses	(11,734)		(10,701)	¥ (7,107)	¥ (4,396)
Accounts receivable, net	¥ 3,442	$ 472	¥ 1,569